Trading account gains and losses	12 Months Ended
Mar. 31, 2026
Trading Account Gains And Losses [Abstract]
Trading account gains and losses
25. Trading account gains and losses
The MHFG Group performs trading activities through market making, sales, and arbitrage. Accordingly, Trading account gains (losses)—net include gains and losses from transactions undertaken for trading purposes, including both market making for customers and proprietary trading, or transactions through which the Group seeks to capture gains arising from short-term changes in market value. Trading account gains (losses)—net also include gains and losses related to changes in the fair value of derivatives and other financial instruments not eligible for hedge accounting under U.S. GAAP that are utilized to offset mainly interest rate risk related to the Group’s various assets and liabilities, as well as gains and losses related to changes in the fair value of foreign currency-denominated debt securities reported as Trading securities. Net trading gains (losses) for the fiscal years ended March 31, 2024, 2025 and 2026 are comprised of the following:

	2024	2025	2026
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	(171,498)	283,448	815,381
Derivative contracts:
Interest rate contracts	(22,003)	(10,636)	(709,941)
Foreign exchange contracts (1)	387,591	464,463	332,489
Equity-related contracts	240,277	64,292	(317,436)
Credit-related contracts (2)	(2,101)	7,495	(21,910)
Other contracts	(42,005)	(5,678)	4,166
Total	390,260	803,383	102,749
Foreign exchange gains (losses)—net (3)	(19,390)	(185,963)	(40,536)

Net trading gains (losses)	370,870	617,420	62,213

Notes:
(1)	Amounts include gains and losses on currency swaps.
(2)
Amounts do not include the net gains (losses) of ¥(952) million, ¥(964) million and ¥(809) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2024, 2025 and 2026, respectively. The net gains (losses) is recorded in Other noninterest income (expenses).

(3)
Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.